SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Jan. 31, 2018
Significant Accounting Policies Table
Basis of Consolidation

	Ownership Interest	Jurisdiction	Nature of Operations

Coral Resources, Inc.	100%	Nevada, USA	Exploration Company

Coral Energy Corporation	100%	California, USA	Holding Company

Marcus Corporation	98.49%	Nevada, USA	Holding Company

Property and equipment decline
Buildings	10% declining balance
Computer hardware	20% declining balance
Equipment	20% declining balance
Vehicles	5 years straight line